RELATED PARTIES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases [Member] | Abastible S.A. [Member]
Statement [Line Items]
Tax ID No.	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Fuel
Purchases	$ 2,113	$ 2,864	$ 3,668
Purchases [Member] | Compania de Petroleos de Chile S.A [Member]
Statement [Line Items]
Tax ID No.	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Fuel and other
Purchases	$ 48,983	64,271	75,328
Purchases [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
Tax ID No.	79.895.330-3
Nature of Relationship	Subsidiary of the Associate
Country	Chile
Currency	U.S. Dollar
Transaction Descriptions	Transport, stowage and port services
Purchases	$ 17,506	10,662	10,607
Purchases [Member] | Puerto Lirquen S.A. [Member]
Statement [Line Items]
Tax ID No.	96.959.030-1
Nature of Relationship	Subsidiary of the Associate
Country	Chile
Currency	U.S. Dollar
Transaction Descriptions	Port services
Purchases	$ 0	2,206	8,488
Purchases [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99.500.140-3
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Sodium chlorate
Purchases	$ 38,633	41,349	47,209
Purchases [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
Tax ID No.	79.825.060-4
Nature of Relationship	Associate of a subsidiary’s minority shareholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and ships
Purchases	$ 4,495	4,547	1,675
Purchases [Member] | Portaluppi, Guzman y Bezanilla Asesorías LTDA. [Member]
Statement [Line Items]
Tax ID No.	78.096.080-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Legal services
Purchases	$ 703	828	897
Purchases [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Statement [Line Items]
Tax ID No.	92.580.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Telephone services
Purchases	$ 229	524	617
Purchases [Member] | CMPC Maderas S.A [Member]
Statement [Line Items]
Tax ID No.	95.304.000-K
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and logs
Purchases	$ 0	117	644
Purchases [Member] | Forestal Mininco S.A [Member]
Statement [Line Items]
Tax ID No.	91.440.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and logs
Purchases	$ 0	37	261
Purchases [Member] | Colbun Transmision S.A [Member]
Statement [Line Items]
Tax ID No.	76.218.856-2
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Electrical Power
Purchases	$ 399	240	453
Purchases [Member] | Woodtech S.A. [Member]
Statement [Line Items]
Tax ID No.	76.724.000-7
Nature of Relationship	Indirect associate of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood volumen measurement services
Purchases	$ 1,362	1,988	2,449
Purchases [Member] | Inversiones Siemel S.A. [Member]
Statement [Line Items]
Tax ID No.	94.082.000-6
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Rentals
Purchases	$ 279	256	326
Purchases [Member] | Via Limpia SpA [Member]
Statement [Line Items]
Tax ID No.	79.874.200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Other purchases
Purchases	$ 191	215	257
Purchases [Member] | Elemental S.A. [Member]
Statement [Line Items]
Tax ID No.	76.659.730-0
Nature of Relationship	Associate of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Services and other purchases
Purchases	$ 364	193	1
Purchases [Member] | Servicios corporativos sercor s.a. [Member]
Statement [Line Items]
Tax ID No.	96.925.430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Other purchases
Purchases	$ 242	162	148
Sales [Member] | Colbun S.A [Member]
Statement [Line Items]
Tax ID No.	96.505.760-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Electrical Power
Sales	$ 149	543	277
Sales [Member] | EKA Chile S.A.
Statement [Line Items]
Tax ID No.	99.500.140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Electrical Power
Sales	$ 16,559	18,764	24,857
Sales [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
Tax ID No.	79.825.060-4
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Harvesting services, Wood and chips
Sales	$ 21,146	29,543	26,308
Sales [Member] | Unilin Arauco Pisos Ltda. [Member]
Statement [Line Items]
Tax ID No.	-
Nature of Relationship	Joint venture
Country	Brazil
Currency	Brazilian Real
Transaction Descriptions	Wood
Sales	$ 4,623	3,350	1,474
Sales [Member] | CMPC Pulp SA [Member]
Statement [Line Items]
Tax ID No.	96.532.330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and chips
Sales	$ 7,849	1,467	0
Sales [Member] | CMPC Tissue S.A. [Member]
Statement [Line Items]
Tax ID No.	96.529.310-8
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Pulp
Sales	$ 3,681	0	0
Sales [Member] | E2E S.A. One [Member]
Statement [Line Items]
Tax ID No.	76.879.577-0
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Loan (capital + interests)
Sales	$ 41	718	0
Sales [Member] | E2E S.A. Two [Member]
Statement [Line Items]
Tax ID No.	76.879.577-0
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood, plywood and boards
Sales	$ 471	$ 787	$ 0